Total
Brandes Separately Managed Account Reserve Trust
Separately Managed Account Reserve Trust
Investment Objective
The Separately Managed Account Reserve Trust (the “Fund”) seeks to maximize long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Brandes Separately Managed Account Reserve Trust Brandes Separately Managed Account Reserve Trust USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)
Annual Fund Operating Expenses	Brandes Separately Managed Account Reserve Trust Brandes Separately Managed Account Reserve Trust	[1]
Management Fees	none	[2]
Other Expenses	none	[3]
Total Annual Fund Operating Expenses	none
[1]	Investors in the Fund must be clients of “wrap account” programs sponsored by broker-dealers which have agreements with the Advisor, or certain other persons or entities. Investors pay management fees and other expenses at the wrap account level. See “Shareholder Information.”
[2]	Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.
[3]	Investors pay any ordinary expenses at the wrap account level. The Fund does not pay any ordinary expenses.

Example
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.(1) This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust | USD ($)	none	none	none	none

(1) Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.99% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities. The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging. Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio. As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”). Up to 60% of the Fund’s total debt securities may be junk bonds. The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk-free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.

The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. The average portfolio duration of the Fund typically will vary and, under normal market conditions, will range between one and ten years.

The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.
Principal Investment Risks
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Fund are as follows:
  Market Risk – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the fund’s securities fall, the value of your investment in the fund will go down.
  Issuer Risk – The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors relating to the industry or sector of the issuer.
  Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be unwilling or unable to pay or perform in a timely fashion. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
  Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, and when interest rates are low, the income generated by the Fund’s investments may not be sufficient to pay Fund expenses.
  Duration Risk – The longer the maturity of a fixed income security, the more its price will vary as levels of interest rates change. Our strategies can hold securities with long-dated maturities. Duration is a measure of how sensitive a security or portfolio is to moves in interest rates. When strategies have significantly longer duration than their benchmark index, they are likely to be more volatile when market interest rates move materially.

  The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
  Currency Risk – Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.
  Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. The interrelationships of the global economy, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability, may affect other markets and affect the value of an investment in the Fund.
  Liquidity Risk – Liquidity risk exists when particular investments are or become difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price, or may not be able to sell the securities at all. Illiquid securities may also be difficult to value.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the SMART Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.
  Non-Investment Grade (High Yield Bond) Securities Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty. These securities may be difficult or impossible to sell during periods of uncertainty or market turmoil.
  U.S. Government Obligations Risk – Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government. While this guarantee should ensure the timely repayment of all principal and interest, it does not mean that the market value of such securities cannot be adversely impacted by changes in interest rates, similar to non-U.S. government-issued fixed income securities. Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.
  Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.
Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Performance
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund for the past ten years. The table below compares the Fund’s total return over time to a broad-based index and to a secondary benchmark which provides an additional market comparison. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.brandesfunds.com. Performance does not reflect the fees charged in the wrap program.
Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31,

Best Quarter	Q1	2010	7.80%
Worst Quarter	Q3	2011	-3.54%

Separately Managed Account Reserve Trust Average Annual Total Returns For periods ended December 31, 2019
Average Annual Total Returns - Brandes Separately Managed Account Reserve Trust	1 Year	5 Years	10 Years
Brandes Separately Managed Account Reserve Trust	7.72%	3.83%	6.67%
Brandes Separately Managed Account Reserve Trust | Return After Taxes on Distributions	5.91%	1.88%	4.49%
Brandes Separately Managed Account Reserve Trust | Return After Taxes on Distributions and Sale of Fund Shares	4.55%	2.06%	4.29%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Bloomberg Barclays U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	9.52%	3.50%	4.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.